Presentation of the Financial Statements and Accounting Practices (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Company's Corporates Structure
Below is presented information regarding the consolidated subsidiaries as of December 31, 2021:

Entity	Participation Embraer	Country	Core activities

Airholding S.A.	100%	Portugal	Coordinates investments in subsidiaries in Portugal
OGMA -Indústria Aeronáutica de Portugal S.A.	65%	Portugal	Aviation maintenance and production
Yaborã Indústria Aeronáutica S.A.	100%	Brazil	Concentrates the production and commercialization of Commercial Aviation
ELEB – Equipamentos Ltda.	100%	Brazil	Sale of hydraulic and mechanical equipment for the aviation industry
Embraer Overseas Ltd.	100%	Cayman Islands	Financial operations raising and investing funds of the Embraer Group
Embraer Netherlands Finance B.V.	100%	Netherlands	Financial operations raising and investing funds of the Embraer Group
Embraer Netherlands B.V.	100%	Netherlands	Concentrates corporate activities in Europe for leasing and selling used aircraft
Embraer Asia Pacific PTE. Ltd.	100%	Singapore	Sale of spare parts and support services in Asia
Embraer Portugal S.A.	100%	Portugal	Coordinates investments and economic activities in subsidiaries in Portugal
Embraer - Portugal Estruturas Metálicas S.A	100%	Portugal	Fabrication of steel parts and products for the aviation industry
Embraer - Portugal Estruturas em Compósitos S.A.	100%	Portugal	Fabrication of composite parts and products for the aviation industry
Embraer (China) Aircraft Technical Services Co. Ltd.	100%	China	Sale of spare parts and support services in China
EZ Air Interior Limited	50%	Ireland	Fabrication of interiors for commercial aircraft
Embraer Aircraft Holding Inc.	100%	EUA	Concentrates corporate activities in the USA
Embraer Aircraft Customer Services, Inc.	100%	EUA	Sale of spare parts and support services in North America and the Caribbean
Embraer Aircraft Maintenance Services Inc.	100%	EUA	Maintenance of aircraft and components
Embraer Business Innovation Center, Inc.	100%	EUA	R&D of technological innovations in the aerospace sector and related areas
Embraer Executive Jet Services, LLC	100%	EUA	After sale support and aircraft maintenance
Embraer Executive Aircraft, Inc.	100%	EUA	Final assembly and delivery of executive jets
Embraer Engineering & Technology Center USA, Inc.	100%	EUA	Engineering services related to aircraft research and development
Embraer Defense and Security Inc.	100%	EUA	Supply of Super Tucano aircraft to the American Air Force (LAS)
Embraer CAE Training Services LLC	51%	EUA	Pilot, mechanic and crew training
Embraer Solutions, LLC	100%	EUA	Sale of spare parts and support services for the Executive Aviation
EVE UAM, LLC.	100%	EUA	Aircraft development, design, manufacturing, selling, certification and support and solutions for urban air traffic management, related to Urban Air Mobility (UAM)
EVE Soluções De Mobilidade Aérea Urbana Ltda.	100%	Brazil	Eve’s subsidiary with operations in Brazil
Embraer Aviation Europe - EAE	100%	France	Concentrates corporate activities abroad, specifically Europe
Embraer Aviation International - EAI	100%	France	Sale of parts and after sale services in Europe, Africa and the Middle East
Embraer Aviation France - EAF	100%	France	Sale of spare parts and support services in Europe
Embraer Europe SARL	100%	France	Commercial representation of the Company in Europe, Africa and the Middle East
Embraer Defesa & Segurança Participações S.A.	100%	Brazil	Coordinates investments in the Defense & Security segments
Atech - Negócios em Tecnologias S.A.	100%	Brazil	Development and control, communications, computer and intelligence services
Visiona Tecnologia Espacial S.A.	51%	Brazil	Supply and development of satellite solutions
Visiona Internacional B.V.	100%	Netherlands	International subsidiary of Visiona
Tempest Serviços de Informática S.A.	61%	Brazil	Research, development and services in the areas of Information Technology, Information Security and Intelligence
Tempest Security Intelligence Limited	100%	UK	Retail trade of computer products, maintenance, repair and related services
EZS Informática S.A.	100%	Brazil	Retail trade of computer products, maintenance, repair and related services
ID IT Tecnologia da Informação Ltda.	99%	Brazil	Development and licensing of customizable computer programs, information technology consulting, data processing, application service providers and internet hosting services
Embraer GPX Ltda	100%	Brazil	No operations
Embraer Spain Holding Co. SL	100%	Spain	Concentrates corporate activities abroad
ECC Investment Switzerland AG	100%	Switzerland	Coordinates investments in subsidiaries abroad
ECC Insurance & Financial Company Limited.	100%	Cayman Islands	Covers financial guarantees offered in aircraft sale structuring
Embraer Finance Ltd.	100%	Cayman Islands	Support to the Company in structuring specific operations
Fundo de Investimento em Participações Embraer Ventures	100%	Brazil
Exclusive fund created with the objective of technological and financial aggregation based on investment and support to small and medium-sized companies focused on disruptive innovation in areas related to the A&D sector.

Summary Of Revised Consolidated Financial Statements
The following schedules presents the revised consolidated statements of financial position as of December 31, 2020 and the shareholders’ equity opening balance as of January 1, 2020:

	12.31.2020
ASSETS	Published	Adjustment	Recasted
CURRENT
Inventories	2,469.5	(31.6)	2,437.9
Other assets	8,078.1	—	8,078.1

TOTAL ASSETS	10,547.6	(31.6)	10,516.0

TOTAL LIABILITIES	7,608.5	—	7,608.5

SHAREHOLDERS’ EQUITY
Capital	1,551.6	—	1,551.6
Treasury shares	(25.7)	—	(25.7)
Revenue reserves	1,377.8	—	1,377.8
Share-based remuneration	37.4	—	37.4
Accumulated other comprehensive loss	(114.6)	—	(114.6)
Retained earning	—	(31.6)	(31.6)
Non-controlling interests	112.6	—	112.6

TOTAL SHAREHOLDERS’ EQUITY	2,939.1	(31.6)	2,907.5

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	10,547.6	(31.6)	10,516.0

	01.01.2020
ASSETS	Published	Adjustment	Recasted
CURRENT
Inventories	1,304.4	(31.6)	1,272.8
Other assets	9,268.1	—	9,268.1

TOTAL ASSETS	10,572.5	(31.6)	10,540.9

TOTAL LIABILITIES	6,957.9	—	6,957.9

SHAREHOLDERS’ EQUITY
Capital	1,551.6	—	1,551.6
Treasury shares	(26.5)	—	(26.5)
Revenue reserves	2,110.0	—	2,110.0
Share-based remuneration	37.4	—	37.4
Accumulated other comprehensive loss	(154.8)	—	(154.8)
Retained earning	—	(31.6)	(31.6)
Non-controlling interests	96.9	—	96.9

TOTAL SHAREHOLDERS’ EQUITY	3,614.6	(31.6)	3,583.0

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	10,572.5	(31.6)	10,540.9